Free Market International Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)

OPEN-END FUNDS - 99.8%	Shares	Value
DFA International Small Cap Value Portfolio - Class Institutional (a)	53,812,723	$1,445,947,859
DFA International Value Portfolio III - Class Institutional (b)	27,164,052	570,445,097
DFA International Value Series (c)	11,963,855	498,055,276
Dimensional International Small Cap ETF	12,475,814	359,802,476
Emerging Markets Small Cap Portfolio - Class Institutional (a)	6,735,381	166,027,152
Emerging Markets Value Portfolio - Class Institutional (a)	5,107,089	164,958,990
iShares Core MSCI EAFE ETF (d)	2,168,736	179,050,844
iShares Core MSCI Emerging Markets ETF (d)	3,132,266	177,568,160
TOTAL OPEN-END FUNDS (Cost $2,439,921,267)		3,561,855,854

SHORT-TERM INVESTMENTS - 4.0%		Value
Investments Purchased with Proceeds from Securities Lending - 3.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (e)	136,264,690	136,264,690

Money Market Funds - 0.2%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.24% (f)	4,937,306	4,937,306
TOTAL SHORT-TERM INVESTMENTS (Cost $141,201,996)		141,201,996

TOTAL INVESTMENTS - 103.8% (Cost $2,581,123,263)		3,703,057,850
Liabilities in Excess of Other Assets - (3.8)%		(136,576,835)
TOTAL NET ASSETS - 100.0%		$3,566,481,015
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company

(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	A portfolio of Dimensional Investment Group Inc.
(d)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $131,646,746 which represented 3.7% of net assets.
(e)	The rate shown is as of May 31, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Free Market International Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Open-End Funds	$3,063,800,578	$–	$–	$3,063,800,578
Investments Measured at Net Asset Value (a)	–	–	–	498,055,276
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	136,264,690
Money Market Funds	4,937,306	–	–	4,937,306
Total Investments (b)	$3,068,737,884	$–	$–	$3,703,057,850

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

(b)	Please refer to the Portfolio of Investments for further details.